Multimanager Technology Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

Expense Example - Multimanager Technology Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	149	462	797	1,746
Class B Shares	149	462	797	1,746